Equity (Details) - USD ($)	May 02, 2025	Mar. 14, 2025	Mar. 14, 2024	Jun. 30, 2025	Jun. 11, 2025	Apr. 22, 2025	Mar. 18, 2024
Equity [Line Items]
Shares authorized			50,000	50,000
Ordinary shares issued				20,788,886
Par value (in Dollars per share)				$ 4
Reduce Number Of Shares			4,650,000,000
Option Shares [Member]
Equity [Line Items]
Ordinary shares issued	187,500
Ordinary shares [Member]
Equity [Line Items]
Ordinary shares issued				1
Ordinary Shares outstanding				1
Ordinary shares [Member] | British Virgin Islands [Member]
Equity [Line Items]
Ordinary shares issued				50,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued		250,000,000			181,500	1,250,000
Par value (in Dollars per share)		$ 0.00001
Wire transfers totaling amount (in Dollars)	$ 693,750
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued		100,000,000			181,500	4,371,613.55
Par value (in Dollars per share)		$ 0.00001					$ 0.00001
Sub-divided [Member]
Equity [Line Items]
Shares authorized			50,000
Sub-divided			5,000,000,000
Par value (in Dollars per share)			$ 0.00001
Re-Designated [Member]
Equity [Line Items]
Par value (in Dollars per share)		$ 0.00001	$ 0.00001
Reduce Number Of Shares		350,000,000